Reserves For Losses And Loss Adjustment Expenses (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	$ (3.4)	$ (43.1)	$ (6.3)
Workers compensation pension, maximum interest rate	3.50%	3.50%	3.50%
Workers compensation pension, unamortized discount	22.0	22.9	23.5
Short-Tail Lines [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	2.0
Workers Compensation Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	5.9		6.2
Short-Tail Non-Catastrophe Losses [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	7.0	14.5	3.5
Hurricanes Ike And Gustav [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	1.0	1.1	3.2
New Zealand Earthquake [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	0.5	1.4
Deepwater Horizon Incident [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	2.5
Property Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		0.8	3.3
Legacy Company Claims [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	4.6	2.6
Commercial Multi Peril, Automobile And Unallocated Loss Adjustment Expense Reserves [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	11.7
Asbestos And Environmental Lines [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	8.2	9.5	6.1
Environmental Losses [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	3.5
Unallocated Loss Adjustment Reserves [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		0.8	4.0
Liability Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		14.2	3.9
Risk Management Run-Off Reserves [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		8.0
Commercial Auto Liability [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			3.5
Property Facultative Claims [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			23.5
Unwinding Of The Workers Compensation Reserve Discount [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			3.0
Excess And Surplus Lines [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	33.8	19.0	15.4
Excess And Surplus Lines [Member] | General And Products Liability Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	30.2
Excess And Surplus Lines [Member] | Casualty And Professional Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		16.1	8.0
Excess And Surplus Lines [Member] | Unallocated Loss Adjustment Reserves [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		2.1
Commercial Specialty [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	8.4	9.8	3.7
Commercial Specialty [Member] | Workers Compensation Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		5.6
General Liability [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	16.3
Directors And Officers Program [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	3.7	4.4
Reinsurance [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	4.6	16.8	9.1
Reinsurance [Member] | Short-Tail Non-Catastrophe Losses [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			4.4
Reinsurance [Member] | Hurricanes Ike And Gustav [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			3.6
Syndicate 1200 Segment [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	18.7	4.4
Syndicate 1200 Segment [Member] | Property Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	14.5
Run-Off Lines [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	7.9	1.9	1.6
Run-Off Lines [Member] | Legacy Company Claims [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			7.6
Other Assumed Programs [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		1.2	1.1
International Specialty [Member] | Property Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		9.8	19.6
Other Liability [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			$ 2.5